Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oaktree Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund” or the “Fund”) is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been estimated for the Fund's first fiscal year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waivers and/or expense reimbursements described above for the first three years).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers.  Equity securities include common stock, preferred stock, depositary receipts, options, warrants and rights. For purposes of the Fund’s 80% investment policy, the Fund considers an “emerging market issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion (at least 50%) of its total revenues or profits from emerging market countries.  An emerging market country is any country whose issuers are included within, or that is identified as an emerging market country by, the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future.  The Fund may use derivatives, such as forward foreign currency exchange contracts, options and swaps, to hedge its investment portfolio against currency risk or gain exposure to equity securities without actually investing in them directly (including instances where access to local market securities is regulated or limited).  The Fund may also gain exposure to common stocks by purchasing participation notes (“P-notes”) that offer a return linked to a particular common stock.  P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market.

The Fund’s portfolio will generally consist of 60-90 securities and will be diversified across multiple industries and countries.  From time to time, however, the Fund’s portfolio may consist of more or less securities and may have a higher allocation to a specific industry or country.

The Fund’s portfolio is constructed using bottom-up, fundamental research techniques.  The Adviser researches industries and values companies in an effort to identify companies that it believes will perform better than market expectations due to valuation anomalies. In making investment decisions, the Adviser also considers a company’s valuation on both an absolute basis as well as on a relative basis compared with other companies in the same industry across countries and compared with other companies in other industries but in the same country. In addition to the fundamental research process, the Adviser seeks to employ quantitative valuation techniques such as cash flow analysis, as well as more subjective techniques such as sector, interest rate, and political risk analyses. The Adviser typically takes broader macroeconomic and market conditions into consideration when considering portfolio risk because emerging markets encompass a broad array of economies in varying stages of development.  Based on the Adviser’s view of a particular region, country sector and/or industry, the Adviser may overweight or underweight the Fund’s portfolio in the region, country, sector and/or industry relative to the MSCI Emerging Markets Index, the Fund’s benchmark index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, you may lose money by investing in the Fund.  Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

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Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

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Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

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Equity Risk. Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

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Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

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Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers.  These risks include  the risk of nationalization or expropriation of assets or confiscatory taxation, social, economic, and political uncertainty, dependence on exports and the corresponding importance of international trade, price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, and currency exchange rate fluctuations.

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Geographic Focus Risk. To the extent the Emerging Markets Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

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Investment Strategy Risk.  There can be no assurance that the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

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Liquidity Risk. The Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

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Market Risk.  The overall market for the securities and other instruments in which the Fund invests may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•	New Fund Risk. The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

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P-note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

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When-Issued, Delayed Delivery and Forward Commitment Transactions Risk.  Securities purchased or sold by the Fund on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as, and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued,” “when, as, and if issued,” delayed delivery, or forward commitment basis may increase the volatility of the Fund’s assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund had not commenced operations prior to the date of this Prospectus, it does not have a full calendar year of performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  For updated performance information, please call 855-OAK-FUND (855-625-3863) or visit www.oakfunds-us.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations prior to the date of this Prospectus, it does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-625-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oakfunds-us.com
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477

[1]	"Other Expenses" have been estimated for the Fund's first fiscal year of operations.
[2]	Oaktree Capital Management L.P., the Fund's investment adviser ("Oaktree" or the "Adviser"), has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.25% for the Institutional Class and 1.50% for the Advisor Class of the Fund for three years after the date of its execution, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs and non-routine or extraordinary expenses. Oaktree is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within three years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.